Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, net gross	$ 24,195,169	$ 17,425,813
Less: impairment	930,819	901,923
Less: accumulated depreciation	6,589,848	5,936,038
Property, plant and equipment, net	16,674,502	10,587,852
Property and buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, net gross	17,674,164	11,464,247
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, net gross	5,842,792	5,304,738
Vehicle [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, net gross	193,164	187,476
Office and electric equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, net gross	156,961	151,449
Buildings improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, net gross	$ 328,088	$ 317,903